Reinsurance (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Life insurance fees, earned premiums and other
Gross fee income, earned premiums and other	$ 3,739	$ 4,147	$ 4,127
Reinsurance assumed	8	13	69
Reinsurance ceded	(698)	(733)	(759)
Net fee income, earned premiums and other	$ 3,049	$ 3,427	$ 3,437